Property, plant and equipment - Schedule of Property, plant and equipment (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 28,002,689	$ 25,973,037	$ 23,359,940
Less accumulated depreciation and amortization	(3,221,984)	(2,256,269)	(1,556,964)
Property, plant and equipment, net	24,780,705	23,716,768	21,802,976
Land
Property, Plant and Equipment [Line Items]
Total property and equipment	713,703	704,567	676,083
Building and improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	13,119,001	9,244,737	9,187,160
Construction in process
Property, Plant and Equipment [Line Items]
Total property and equipment	2,010,705	6,091,265	5,119,961
Equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	11,930,465	9,713,030	8,211,510
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	201,194	192,606	136,091
Vehicles
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 27,621	$ 26,832	$ 29,135